MATERIAL ACCOUNTING POLICIES - FOREIGN EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
U.S. Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.1300	1.0824	1.0814
Closing exchange rate (per Euro)	1.1750	1.0389	1.1050
Pound Sterling
Currency [Line Items]
Average exchange rate (per Euro)	0.8568	0.8466	0.8699
Closing exchange rate (per Euro)	0.8726	0.8292	0.8691
Swiss Franc
Currency [Line Items]
Average exchange rate (per Euro)	0.9370	0.9526	0.9717
Closing exchange rate (per Euro)	0.9314	0.9412	0.9260
Japanese Yen
Currency [Line Items]
Average exchange rate (per Euro)	169.0435	163.8519	151.8540
Closing exchange rate (per Euro)	184.0900	163.0600	156.3300
Chinese Yuan
Currency [Line Items]
Average exchange rate (per Euro)	8.1185	7.7875	7.6568
Closing exchange rate (per Euro)	8.2262	7.5833	7.8509
Australian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.7518	1.6397	1.6283
Closing exchange rate (per Euro)	1.7581	1.6772	1.6263
Singapore Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.4756	1.4458	1.4521
Closing exchange rate (per Euro)	1.5105	1.4164	1.4591
Canadian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.5787	1.4821	1.4595
Closing exchange rate (per Euro)	1.6088	1.4948	1.4642
Hong Kong Dollar
Currency [Line Items]
Average exchange rate (per Euro)	8.8104	8.4454	8.4663
Closing exchange rate (per Euro)	9.1464	8.0686	8.6314